STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue from continuing operations
Operating Expenses from continuing operations
Salaries	294,222	$ 134,506
Rent	46,348	26,235
Professional fees	209,255	223,928
Insurance	29,831	10,277
Travel	11,932	12,112
Communications	139,172	231,662
Software development	90,060	151,981
General and administrative	381,740	5,885
Tax credits (see Note 4 & 11)	(440,624)
Total operating expenses	761,936	796,585
Operating Loss from continuing operations	(761,936)	(796,585)
Other expenses from continuing operations
Warrant expense	3,454,400	2,745,731
Interest, bank charges and financing fees	148,641	1,208
Interest on convertible notes	256,560	72,602
Total other expenses from continuing operations	3,859,601	2,819,541
Net loss from continuing operations	(4,621,537)	(3,616,126)
Net loss from discontinued operations	(966,797)	(525,487)
Total Net Loss	(5,588,334)	(4,141,613)
Other Comprehensive loss
Foreign exchange translation adjustment	(207,178)	(67,323)
Total other comprehensive income loss	(207,178)	(67,323)
Comprehensive loss	$ (5,381,156)	$ (4,208,936)
Weighted average shares used to compute net loss per share (in shares) | shares	75,102,816	71,304,035
Net loss from continuing operations per share (in dollars per share) | $ / shares	$ (0.06)	$ (0.05)
Net loss from discontinued operations per share (in dollars per share) | $ / shares	$ (0.01)	$ (0.01)